Shareholders’ Equity (Details)					12 Months Ended
		Jul. 03, 2023 $ / shares shares	Nov. 03, 2022	Nov. 23, 2021 shares	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2025 CNY (¥) shares	Jul. 22, 2025 $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2022 shares	Nov. 03, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	[1]								800,000,000			800,000,000
Ordinary shares, par value | $ / shares	[1]					$ 0.0000625					$ 0.0000625
Ordinary shares, shares issued	[1]								20,500,000			18,000,000
Ordinary shares, shares outstanding	[1]								20,500,000			18,000,000
Outstanding stock split				100
Appropriation to statutory reserve | ¥
Dividend distribution | ¥								9,603,730				¥ 314,227
Capital contributions | ¥
Statutory reserve funds					50.00%	50.00%
Tax profits					10.00%	10.00%
Stockholders equity note stock split		1-to-1.6	retroactive effect to the 112,500 for 1 stock split
Retained earnings for statutory reserves | ¥							39,659	¥ 430,870
Number of shares issued and outstanding for stock split				100
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, shares issued										2,500,000
Bid price | $ / shares										$ 6
Restricted Assets [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve					¥ 9,679,428	$ 1,356,661
Additional paid in capital | ¥												¥ 9,679,428
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized		800,000,000												500,000,000
Ordinary shares, par value | $ / shares		$ 0.0000625												$ 0.0001
Ordinary shares, shares issued		18,000,000
Ordinary shares, shares outstanding		18,000,000
Outstanding stock split								18,000,000	20,500,000			18,000,000	18,000,000
Appropriation to statutory reserve | ¥
Stockholders equity note stock split				112,500:1
Retained Earnings [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve | ¥							¥ (39,659)	¥ (430,870)
Retained earnings for statutory reserves | ¥

[1]	Giving retroactive effect to the 112,500 for 1 stock split effected on November 3, 2022 and 1-to-1.6 stock split effected on July 3, 2023